Equity Line of Credit: (Details)	Jun. 18, 2025 USD ($)
Equity Line of Credit [Line Items]
Line of credit	$ 50,000,000
Lowest daily volume weighted average price	97.00%
Number of trading days	3 days
Greater volume weighted average price	85.00%
Standby Equity Purchase Agreement [Member]
Equity Line of Credit [Line Items]
Commitment fee	$ 350,000